Subsequent events (Detail) - Subsequent Event - JPY (¥) ¥ in Millions	1 Months Ended
	Apr. 30, 2016	May 31, 2016
Subsequent events
Cash dividend	¥ 11,864
Nidec Sole Motor Corporation S.R.L. | IMEP
Subsequent events
Business acquisition, percentage of shares acquired		94.80%